Shareholders' Equity - Schedule of Share Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Share Option Activity [Abstract]
Number of shares upon exercise, Outstanding, beginning balance | shares	593,921
Weighted average exercise price Outstanding, beginning balance | $ / shares	$ 46.95
Weighted- average remaining contractual term (in years), Outstanding, beginning balance	5 years 6 months 18 days
Aggregate intrinsic value Outstanding, beginning balance | $	$ 4,516
Number of shares upon exercise, Granted | shares	68,009
Weighted average exercise price, Granted | $ / shares	$ 15.19
Weighted- average remaining contractual term (in years), Granted
Aggregate intrinsic value, Granted | $
Number of shares upon exercise, Exercised | shares	(56,883)
Weighted average exercise price, Exercised | $ / shares	$ 14.22
Weighted- average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $	$ 641
Number of shares upon exercise, Forfeited | shares	(29,714)
Weighted average exercise price, Forfeited | $ / shares	$ 66.47
Weighted- average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of shares upon exercise, Outstanding, ending balance | shares	575,333
Weighted average exercise price, Outstanding, ending balance | $ / shares	$ 45.43
Weighted- average remaining contractual term (in years), Outstanding, ending balance	5 years 8 months 15 days
Aggregate intrinsic value, Outstanding, ending balance | $	$ 88
Number of shares upon exercise, Exercisable | shares	421,813
Weighted average exercise price, Exercisable | $ / shares	$ 53.61
Weighted- average remaining contractual term (in years), Exercisable	130 years 8 months 8 days
Aggregate intrinsic value, Exercisable | $	$ 88